Advances for Vessel Under Construction and Acquisitions - Summary of Advances for Vessels Under Construction and Acquisitions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Beginning balance	$ 2,988,903	$ 0
Advance for vessel under construction	2,891,283	2,891,283
Capitalized interest	168,344	97,620
Supervision fees	210,970
Other Capitalized Expenses	279,615
Ending balance	$ 6,539,115	$ 2,988,903